Item 1. Schedule of Investments:
--------------------------------
PUTNAM NEW OPPORTUNITIES FUND

QUARTERLY PORTFOLIO HOLDINGS

3-31-05


Putnam New Opportunities Fund
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The fund's portfolio
March 31, 2005 (Unaudited)

Common stocks (99.9%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Number of shares                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
Aerospace and Defense (1.5%)
--------------------------------------------------------------------------------------------------------------------------------
        596,200  Raytheon Co.                                                                                        $23,072,940
        245,100  Rockwell Collins, Inc.                                                                               11,664,309
        783,800  United Defense Industries, Inc.                                                                      57,546,596
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                                                                                                                      92,283,845

Banking (1.8%)
--------------------------------------------------------------------------------------------------------------------------------
        312,800  Doral Financial Corp.                                                                                 6,847,192
        673,300  TCF Financial Corp.                                                                                  18,280,095
        261,900  UnionBanCal Corp.                                                                                    16,041,375
        569,331  W Holding Co., Inc.                                                                                   5,733,163
        628,800  Wells Fargo & Co.                                                                                    37,602,240
        391,600  Zions Bancorp.                                                                                       27,028,232
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                                                                                                                     111,532,297

Beverage (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
        746,300  Pepsi Bottling Group, Inc. (The)                                                                     20,784,455

Biotechnology (1.8%)
--------------------------------------------------------------------------------------------------------------------------------
        630,800  Amgen, Inc. (NON)                                                                                    36,718,868
        477,300  Amylin Pharmaceuticals, Inc. (NON)                                                                    8,347,977
        557,500  Celgene Corp. (NON)                                                                                  18,982,875
        896,400  Genzyme Corp. (NON)                                                                                  51,309,936
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     115,359,656

Broadcasting (0.6%)
--------------------------------------------------------------------------------------------------------------------------------
      1,091,900  XM Satellite Radio Holdings, Inc. Class A (NON)                                                      34,394,850

Building Materials (0.2%)
--------------------------------------------------------------------------------------------------------------------------------
        345,900  Sherwin Williams Co.                                                                                 15,216,141

Chemicals (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
        273,800  PPG Industries, Inc.                                                                                 19,582,176

Coal (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
        569,229  CONSOL Energy, Inc.                                                                                  26,765,148

Commercial and Consumer Services (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
        715,500  Corporate Executive Board Co. (The)                                                                  45,756,225

Communications Equipment (4.9%)
--------------------------------------------------------------------------------------------------------------------------------
      9,225,800  Cisco Systems, Inc. (NON)                                                                           165,049,562
        252,400  F5 Networks, Inc. (NON)                                                                              12,743,676
      2,073,800  Harris Corp.                                                                                         67,709,570
      1,379,900  Nokia OYJ ADR (Finland)                                                                              21,291,857
        991,500  Scientific-Atlanta, Inc.                                                                             27,980,130
      1,697,100  Tellabs, Inc. (NON)                                                                                  12,388,830
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                                                                                                                     307,163,625

Computers (4.6%)
--------------------------------------------------------------------------------------------------------------------------------
        425,100  Anixter International, Inc.                                                                          15,367,365
      2,329,800  Dell, Inc. (NON)                                                                                     89,510,916
        769,560  Lexmark International, Inc. (NON)                                                                    61,541,713
        590,400  Micros Systems, Inc. (NON)                                                                           21,673,584
        618,600  NCR Corp. (NON)                                                                                      20,871,564
      1,863,800  Network Appliance, Inc. (NON)                                                                        51,552,708
        222,500  Take-Two Interactive Software, Inc. (NON)                                                             8,699,750
      1,575,599  Western Digital Corp. (NON)                                                                          20,088,887
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                                                                                                                     289,306,487

Conglomerates (0.9%)
--------------------------------------------------------------------------------------------------------------------------------
        374,300  Danaher Corp.                                                                                        19,991,363
        293,500  Harman International Industries, Inc.                                                                25,963,010
        146,100  Textron, Inc.                                                                                        10,901,982
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                                                                                                                      56,856,355

Consumer Cyclicals (1.3%)
--------------------------------------------------------------------------------------------------------------------------------
      1,005,900  Black & Decker Manufacturing Co.                                                                     79,456,041

Consumer Finance (2.3%)
--------------------------------------------------------------------------------------------------------------------------------
        905,600  Capital One Financial Corp.                                                                          67,711,712
        704,300  Countrywide Financial Corp.                                                                          22,861,578
        285,900  First Marblehead Corp. (The) (NON)                                                                   16,447,827
      1,966,500  Providian Financial Corp. (NON)                                                                      33,745,140
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                                                                                                                     140,766,257

Consumer Goods (4.2%)
--------------------------------------------------------------------------------------------------------------------------------
        788,900  Energizer Holdings, Inc. (NON)                                                                       47,176,220
        977,200  Newell Rubbermaid, Inc.                                                                              21,439,768
      3,242,000  Procter & Gamble Co. (The)                                                                          171,826,000
        245,700  Rayovac Corp. (NON)                                                                                  10,221,120
        391,000  Yankee Candle Co., Inc. (The)                                                                        12,394,700
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                                                                                                                     263,057,808

Consumer Services (1.8%)
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      1,248,200  Alliance Data Systems Corp. (NON)                                                                    50,427,280
        717,800  Getty Images, Inc. (NON)                                                                             51,042,758
      1,081,600  Valueclick, Inc. (NON)                                                                               11,475,776
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                                                                                                                     112,945,814

Containers (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
        530,800  Ball Corp.                                                                                           22,017,584

Distributors (0.2%)
--------------------------------------------------------------------------------------------------------------------------------
        510,400  Hughes Supply, Inc.                                                                                  15,184,400

Electrical Equipment (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
        740,240  WESCO International, Inc. (NON)                                                                      20,726,720

Electronics (6.4%)
--------------------------------------------------------------------------------------------------------------------------------
        387,400  Arrow Electronics, Inc. (NON)                                                                         9,820,590
      4,579,300  Atmel Corp. (NON)                                                                                    13,508,935
      1,899,300  Cypress Semiconductor Corp. (NON)                                                                    23,931,180
      3,285,000  Intel Corp.                                                                                          76,310,550
        427,000  International Rectifier Corp. (NON)                                                                  19,428,500
      1,773,100  Linear Technology Corp.                                                                              67,927,461
        563,300  Microchip Technology, Inc.                                                                           14,651,433
      2,250,400  Motorola, Inc.                                                                                       33,688,488
        535,900  National Semiconductor Corp.                                                                         11,044,899
        758,600  PerkinElmer, Inc.                                                                                    15,649,918
        708,700  QLogic Corp. (NON)                                                                                   28,702,350
      1,441,700  SanDisk Corp. (NON)                                                                                  40,079,260
      1,436,000  Storage Technology Corp. (NON)                                                                       44,228,800
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                                                                                                                     398,972,364

Energy (1.1%)
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        247,000  BJ Services Co.                                                                                      12,814,360
        276,900  Cooper Cameron Corp. (NON)                                                                           15,841,449
      1,381,500  Superior Energy Services (NON)                                                                       23,761,800
        339,100  Unit Corp. (NON)                                                                                     15,317,147
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                                                                                                                      67,734,756

Entertainment (0.5%)
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        300,600  Pixar, Inc. (NON)                                                                                    29,323,530

Financial (1.5%)
--------------------------------------------------------------------------------------------------------------------------------
        389,600  American Express Co.                                                                                 20,013,752
         98,500  Chicago Mercantile Exchange                                                                          19,111,955
        665,400  Moody's Corp.                                                                                        53,804,244
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                                                                                                                      92,929,951

Food (0.2%)
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        463,800  7-Eleven, Inc. (NON)                                                                                 11,140,476

Forest Products and Packaging (0.2%)
--------------------------------------------------------------------------------------------------------------------------------
        765,000  Crown Holdings, Inc. (NON)                                                                           11,903,400

Gaming & Lottery (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
        400,400  Ameristar Casinos, Inc.                                                                              21,893,872
      1,049,600  GTECH Holdings Corp.                                                                                 24,697,088
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                                                                                                                      46,590,960

Health Care Services (4.7%)
--------------------------------------------------------------------------------------------------------------------------------
        360,800  AmerisourceBergen Corp.                                                                              20,670,232
        354,100  Coventry Health Care, Inc. (NON)                                                                     24,128,374
        267,100  Laboratory Corp. of America Holdings (NON)                                                           12,874,220
        551,300  Lincare Holdings, Inc. (NON)                                                                         24,383,999
        428,900  McKesson Corp.                                                                                       16,190,975
        246,300  PacifiCare Health Systems, Inc. (NON)                                                                14,019,396
      1,246,500  UnitedHealth Group, Inc.                                                                            118,891,170
        300,100  VCA Antech, Inc. (NON)                                                                                6,071,023
        435,900  WellPoint, Inc. (NON)                                                                                54,640,065
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                                                                                                                     291,869,454

Homebuilding (2.0%)
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        126,100  KB Home                                                                                              14,811,706
        231,420  M.D.C. Holdings, Inc.                                                                                16,118,403
        102,500  NVR, Inc. (NON)                                                                                      80,462,500
        246,300  Ryland Group, Inc. (The)                                                                             15,275,526
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                                                                                                                     126,668,135

Insurance (1.7%)
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        218,000  American International Group, Inc.                                                                   12,079,380
        664,400  Everest Re Group, Ltd. (Barbados)                                                                    56,547,084
         87,500  Selective Insurance Group                                                                             4,045,125
        729,300  W.R. Berkley Corp.                                                                                   36,173,280
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                                                                                                                     108,844,869

Investment Banking/Brokerage (2.5%)
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        462,400  Bear Stearns Cos., Inc. (The)                                                                        46,193,760
      1,411,200  E*Trade Group, Inc. (NON)                                                                            16,934,400
      1,274,900  Eaton Vance Corp.                                                                                    29,883,656
        360,300  Goldman Sachs Group, Inc. (The)                                                                      39,629,397
        258,800  Lehman Brothers Holdings, Inc.                                                                       24,368,608
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                                                                                                                     157,009,821

Leisure (1.6%)
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        529,600  Brunswick Corp.                                                                                      24,811,760
        258,700  Harley-Davidson, Inc.                                                                                14,942,512
        896,200  Polaris Industries, Inc.                                                                             62,940,126
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                                                                                                                     102,694,398

Machinery (1.0%)
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        860,600  Terex Corp. (NON)                                                                                    37,263,980
        816,400  Timken Co.                                                                                           22,320,376
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                                                                                                                      59,584,356

Manufacturing (0.3%)
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        433,000  Mettler-Toledo International, Inc. (Switzerland) (NON)                                               20,567,500

Medical Technology (9.5%)
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        425,600  Bausch & Lomb, Inc.                                                                                  31,196,480
        501,400  Becton, Dickinson and Co.                                                                            29,291,788
      1,118,300  Biomet, Inc.                                                                                         40,594,290
      1,049,700  C.R. Bard, Inc.                                                                                      71,463,576
        705,300  Charles River Laboratories International, Inc. (NON)                                                 33,177,312
        442,900  Dade Behring Holdings, Inc. (NON)                                                                    26,100,097
        362,642  Gen-Probe, Inc. (NON)                                                                                16,159,328
        595,700  Haemonetics Corp. (NON)                                                                              25,114,712
        511,400  Immucor, Inc. (NON)                                                                                  15,439,166
        664,500  Kinetic Concepts, Inc. (NON)                                                                         39,637,425
      1,126,800  Medtronic, Inc.                                                                                      57,410,460
        880,300  Respironics, Inc. (NON)                                                                              51,295,081
      2,021,200  St. Jude Medical, Inc. (NON)                                                                         72,763,200
        320,400  Sybron Dental Specialties, Inc. (NON)                                                                11,502,360
      1,608,700  Varian Medical Systems, Inc. (NON)                                                                   55,146,236
        451,500  Waters Corp. (NON)                                                                                   16,159,185
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                                                                                                                     592,450,696

Metals (1.0%)
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      1,638,400  AK Steel Holding Corp. (NON)                                                                         18,120,704
        390,200  Century Aluminum Co. (NON)                                                                           11,807,452
        350,800  Nucor Corp.                                                                                          20,192,048
        325,500  Steel Dynamics, Inc.                                                                                 11,213,475
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                                                                                                                      61,333,679

Oil & Gas (3.4%)
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        257,400  Amerada Hess Corp.                                                                                   24,764,454
        826,700  Burlington Resources, Inc.                                                                           41,392,869
        268,600  Noble Energy, Inc.                                                                                   18,270,172
        690,400  Oil States International, Inc. (NON)                                                                 14,187,720
        321,300  Pogo Producing Co.                                                                                   15,820,812
        321,100  Southwestern Energy Co. (NON)                                                                        18,225,636
        406,800  Sunoco, Inc.                                                                                         42,111,936
        438,100  Tesoro Petroleum Corp. (NON)                                                                         16,218,462
        314,100  Valero Energy Corp.                                                                                  23,014,107
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                                                                                                                     214,006,168

Pharmaceuticals (7.3%)
--------------------------------------------------------------------------------------------------------------------------------
        944,650  Barr Pharmaceuticals, Inc. (NON)                                                                     46,127,260
        774,600  Caremark Rx, Inc. (NON)                                                                              30,813,588
      1,147,100  Cephalon, Inc. (NON)                                                                                 53,718,693
      3,604,700  Johnson & Johnson                                                                                   242,091,652
        404,400  Medicis Pharmaceutical Corp. Class A                                                                 12,123,912
        958,300  Mylan Laboratories, Inc.                                                                             16,981,076
      2,095,700  Pfizer, Inc.                                                                                         55,054,039
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                                                                                                                     456,910,220

Railroads (0.5%)
--------------------------------------------------------------------------------------------------------------------------------
        461,100  Canadian National Railway Co. (Canada)                                                               29,192,241

Restaurants (0.5%)
--------------------------------------------------------------------------------------------------------------------------------
        613,400  CEC Entertainment, Inc. (NON)                                                                        22,450,440

Retail (8.5%)
--------------------------------------------------------------------------------------------------------------------------------
        435,200  Abercrombie & Fitch Co. Class A                                                                      24,910,848
      1,181,200  Aeropostale, Inc. (NON)                                                                              38,684,300
      2,126,100  American Eagle Outfitters, Inc.                                                                      62,826,255
        603,202  Best Buy Co., Inc.                                                                                   32,578,859
        752,200  Borders Group, Inc.                                                                                  20,023,564
        307,200  Coach, Inc. (NON)                                                                                    17,396,765
        840,450  Coldwater Creek, Inc. (NON)                                                                          15,531,516
        828,100  Costco Wholesale Corp.                                                                               36,585,458
      3,088,800  Home Depot, Inc. (The)                                                                              118,115,712
      1,779,200  Michaels Stores, Inc.                                                                                64,584,960
      1,119,465  PETCO Animal Supplies, Inc. (NON)                                                                    41,207,507
      1,966,700  Staples, Inc.                                                                                        61,813,381
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                                                                                                                     534,259,125

Schools (1.2%)
--------------------------------------------------------------------------------------------------------------------------------
        695,700  Apollo Group, Inc. Class A (NON)                                                                     51,523,542
        717,659  Career Education Corp. (NON)                                                                         24,586,997
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                                                                                                                      76,110,539

Semiconductor (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
        654,800  Lam Research Corp. (NON)                                                                             18,897,528

Shipping (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
        945,600  J. B. Hunt Transport Services, Inc.                                                                  41,388,912

Software (9.7%)
--------------------------------------------------------------------------------------------------------------------------------
      1,562,500  Adobe Systems, Inc.                                                                                 104,953,125
        833,400  Amdocs, Ltd. (Guernsey) (NON)                                                                        23,668,560
        322,200  Autodesk, Inc.                                                                                        9,588,672
      2,619,300  BMC Software, Inc. (NON)                                                                             39,289,500
      3,630,200  Citrix Systems, Inc. (NON)                                                                           86,471,364
        546,700  Cognos, Inc. (Canada) (NON)                                                                          22,928,598
        855,800  McAfee, Inc. (NON)                                                                                   19,306,848
      9,186,100  Microsoft Corp.                                                                                     222,028,037
        261,200  MicroStrategy, Inc. (NON)                                                                            14,175,324
      2,855,400  Siebel Systems, Inc. (NON)                                                                           26,069,802
      1,782,500  Symantec Corp. (NON)                                                                                 38,020,725
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                                                                                                                     606,500,555

Technology (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
        393,000  Dun & Bradstreet Corp. (The) (NON)                                                                   24,149,850

Technology Services (2.2%)
--------------------------------------------------------------------------------------------------------------------------------
        894,000  Accenture, Ltd. Class A (Bermuda) (NON)                                                              21,590,100
        823,000  Acxiom Corp.                                                                                         17,225,390
      1,267,200  Automatic Data Processing, Inc.                                                                      56,960,640
      1,388,400  Ingram Micro, Inc. Class A (NON)                                                                     23,144,628
        649,900  VeriSign, Inc. (NON)                                                                                 18,652,130
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                                                                                                                     137,572,888

Telecommunications (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
      2,380,771  Earthlink, Inc. (NON)                                                                                21,426,939

Textiles (1.5%)
--------------------------------------------------------------------------------------------------------------------------------
      1,115,100  NIKE, Inc.                                                                                           92,898,981
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                 Total Common stocks  (cost $5,680,665,298) (b)                                                   $6,244,538,615
--------------------------------------------------------------------------------------------------------------------------------


NOTES

(a) Percentages indicated are based on net assets of $6,251,489,732.

(b) The aggregate identified cost on a tax basis is $5,698,289,443, resulting in gross unrealized appreciation and depreciation of $772,055,577 and $225,806,405, respectively, or net unrealized appreciation of $546,249,172.

(NON) Non-income-producing security.

ADR after the name of a foreign holding stands for American Depositary Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com


Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: May 27, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: May 27, 2005



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: May 27, 2005